Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Line Items]
Summary of Acquisition Installments Payable

The Company had the following future acquisition installments payable in respect of LBSM acquisition as of December 31, 2025:

Less than one year	69,192
Total	69,192
Less: imputed interest	(628)
Present value of acquisition installment payable	68,564

Summary of Intangible Asset, net

As of December 31, 2025 and 2024, Intangible asset, net was as follows:

Description	Location in balance sheet	December 31, 2025	December 31, 2024
Technical License (Amortizable intangible asset)	Intangible asset, net	390,928	420,328
		390,928	420,328

The balance for intangible asset as of December 31, 2025 is detailed below:

	Remaining Weighted Average Amortization period (in years)	Gross Amortizable Intangible Asset	Accumulated Amortization	Net Amortizable Intangible Asset
Technical License	13.25	$441,000	$50,072	$390,928

Summary of Estimated Amortization Expense of Intangible Asset to be Recognized	Estimated amortization expense of the intangible asset to be recognized by the Company is as follows:

2026	29,400
2027	29,400
2028	29,400
2029	29,400
2030	29,400
Thereafter	243,928
Total	390,928

Summary of Unaudited Pro Forma Revenues and Net Loss

The following table represents the unaudited pro forma revenues and net loss assuming the acquisition of MGO occurred on January 1, 2024.

	December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenues	57,279,090	31,962,815
Net Loss	(22,969,048)	(4,814,083)

LBSM
Business Combination [Line Items]
Summary of Consideration Paid and the Allocation of Purchase Price to the Estimated Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the total consideration paid for LBSM and the allocation of purchase price to the estimated fair value of the assets acquired and liabilities assumed, if any, at the acquisition date:

Cash consideration	400,000
Acquisition installments payable (matures in August 2026)	385,156
Fair value of total purchase consideration	$785,156
Assets
Technical License*	$441,000
Total fair value of net assets acquired	$441,000
Goodwill	$344,156

*The technical license provides the Company with the right and opportunity to operate within the specific jurisdiction of Hong Kong. The license is issued by a relevant regulatory or certifying body and is necessary to meet industry-specific technical, safety, or operational standards required by local authorities.
MGO
Business Combination [Line Items]
Summary of Consideration Paid and the Allocation of Purchase Price to the Estimated Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the total purchase consideration and the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Purchase consideration (1)	14,258,460
Fair value of total purchase consideration	$14,258,460
Identifiable assets recognized upon business combination
Cash and cash equivalents	1,246,240
Accounts receivable, prepaid expenses and other current assets	405,357
Inventories	941,879
Property, plant and equipment	195,955
Trademark*	530,000
Accounts payable and accrued expenses	(143,145)
Total fair value of MGO’s net assets acquired	$3,176,286
Goodwill	$11,082,174

1) The fair value of the purchase price consideration of $14,258,460 is based on the following:

•
At the closing of the Business Combination, HMR issued 3,212,368 common shares to the former MGO stockholders, with fair value of $9,829,838, based on a total equity valuation of the Company’s equity of $175 million or $3.06 per share on acquisition date. The acquisition-date fair value of the Company’s equity was considered a more reliable measure than the market price of MGO common stock on that date and was determined using a Discounted Cash Flow Analysis and a Comparable Public Company Analysis. A weighted average cost of capital of 12% and a long-term growth rate of 2% were used in the Discounted Cash Flow
Analysis and the market multiple of Enterprise Value (“EV”)/EBITDA equal to 10.0 was used based on the Comparable Public Company Analysis.
•
At the closing of the Business Combination, HMR issued 1,413,462 common shares to MGO’s financial advisor as compensation under its advisory agreement with MGO. The fair value of these shares was $4,325,193, based on the per-share valuation of $3.06 per share as determined through the Company’s equity valuation discussed above.
•
The estimated number of the Earnout shares that would be issued to MGO’s financial advisor if certain performance conditions were met amounted to 141,346, with a fair value of $103,429.

* The trademark granted the Company the use of MGO’s brand name in the US and to the digital commerce business.

Goodwill and trademark were written off upon the sale of Americana Liberty (Note 18).